Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2024
Financial Risk Management [Abstract]
Schedule of Current Credit Risk Grading Framework	The Group’s current credit risk grading framework comprises the following categories:
Category	Definition of category	Basis for recognising expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL

II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit impaired

III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL – credit-impaired

IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

Schedule of Group’s Financial Assets	The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:
	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			RM	RM	RM	USD
June 30, 2024
Trade receivables	II Note 1	Lifetime ECL (Simplified)	7,119,565	(243,021)	6,876,544	1,458,224
Other receivables	I Note 2	12-month ECL	189,823	-	189,823	40,254
Cash and bank balances	I Note 3	12-month ECL	3,823,689	-	3,823,689	810,842

	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			RM	RM	RM	USD
June 30, 2023
Trade receivables	II Note 1	Lifetime ECL (Simplified)	8,875,616	(243,021)	8,632,595	1,830,607
Other receivables	I Note 2	12-month ECL	185,682	-	185,682	39,375
Cash and bank balances	I Note 3	12-month ECL	4,874,254	-	4,874,254	1,033,623

Schedule of Trade Receivables	Accordingly, the credit risk profile of trade receivables is presented based on their past due status in terms of the provision matrix.
	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	RM	RM	RM	USD
June 30, 2024
Not past due	5,806,342	(206,183)	5,600,159	1,187,557
< 30 days	1,039,791	(26,259)	1,013,532	214,927
31 days to 60 days	271,389	(10,497)	260,892	55,324
61 days to 90 days	1,344	(54)	1,290	274
91 days to 120 days	699	(28)	671	142
>120 days	-	-	-	-
	7,119,565	(243,021)	6,876,544	1,458,224
	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	RM	RM	RM	USD
June 30, 2023
Not past due	7,342,981	(219,384)	7,123,597	1,510,613
< 30 days	1,528,107	(19,109)	1,508,998	319,994
31 days to 60 days	-	-	-	-
61 days to 90 days	2,832	(2,832)	-	-
91 days to 120 days	-	-	-	-
>120 days	1,696	(1,696)	-	-
	8,875,616	(243,021)	8,632,595	1,830,607

Schedule of Group’s Revenue	The following table sets forth a summary of single customers who represent 10% or more of the Group’s revenue:
	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
Customer A	14,517,863	13,716,413	10,763,769	2,282,539
Customer B	8,221,138	7,823,338	3,274,015	694,280
Customer C	4,507,837	5,804,590	3,236,703	686,367
Customer D	-	3,413,844	N/A	N/A
	27,246,838	30,758,185	17,274,487	3,663,186

Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities	The following table details the remaining contractual maturity for non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows.
	On demand or within 1 year	Within 2 to 5 years	Total
	RM	RM	RM
June 30, 2024
Trade and other payables	12,164,409	1,737,100	13,901,509
Lease liabilities	1,334,650	1,153,787	2,488,437
Total	13,499,059	2,890,887	16,389,946

June 30, 2023
Trade and other payables	10,197,354	1,954,985	12,152,339
Lease liabilities	1,389,125	2,488,437	3,877,562
Total	11,586,479	4,443,422	16,029,901

Schedule of Group’s Exposure to Foreign Currency Risk	At the end of each reporting period, the Group’s exposure to foreign currency risk is as follows:
	June 30, 2023		June 30, 2024
	USD	EUR	USD	EUR
	RM	RM	RM	RM
Financial assets
Trade and other receivables	8,993,253	1,203,176	12,931,625	1,645,651
Cash and bank balances	1,819,907	782,968	2,307,804	518,391

Financial liabilities
Trade and other payables	(10,063,356)	(530,488)	(12,295,728)	(255,478)

Net exposure	749,804	1,455,656	2,943,701	1,908,564

Schedule of Foreign Currencies Denominated Balances	Strengthening of Malaysian Ringgit against the foreign currencies denominated balances as at the reporting date would increase/(decrease) profit or loss by the amounts shown below. The analysis assumes that all other variables remain constant.
	Profit or loss (after tax)
	June 30, 2023	June 30, 2024
	RM	RM
USD strengthening 1% (Jun 2023: 4%)	22,794	22,372
EUR strengthening 1% (Jun 2023: 7%)	77,441	14,505